Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended		66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Apr. 01, 2022	Dec. 31, 2015	Jun. 30, 2022	Aug. 31, 2022	Jun. 30, 2016	Oct. 31, 2022	Dec. 31, 2022	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2016	Apr. 30, 2023	Jun. 30, 2023	Aug. 31, 2023	Jun. 30, 2017	Oct. 31, 2023	Dec. 31, 2023	Feb. 29, 2024	Dec. 31, 2017	Apr. 30, 2024	Jun. 30, 2024	Aug. 31, 2024	Jun. 30, 2018	Oct. 31, 2024	Dec. 31, 2024	Feb. 28, 2025	Dec. 31, 2018	Apr. 30, 2025	Jun. 30, 2025	Aug. 31, 2025	Jun. 30, 2019	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2025	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Account Value [Line Items]
Line Graph and Table Measure Name									U.S. Monthly Income Fund for Puerto Rico Residents, Inc.-Class A
Accumulated Value		$ 9,622			$ 10,996					$ 10,577				$ 11,266				$ 11,904				$ 11,517				$ 11,667				$ 12,807			$ 13,452	$ 13,841		$ 15,016	$ 15,120	$ 15,232	$ 12,848	$ 12,036	$ 12,828	$ 13,217	$ 13,074	$ 13,140	$ 13,581	$ 14,183
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,290	$ 9,101		$ 8,169	$ 8,690	$ 9,099			$ 9,406	$ 9,259	$ 9,131		$ 8,538	$ 9,548	$ 9,419		$ 9,139	$ 9,449	$ 9,860		$ 9,653	$ 9,489	$ 9,898		$ 9,747	$ 9,807	$ 9,922		$ 10,264	$ 10,246
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	9,706	9,744	10,975	9,292	9,755	9,808		10,461	10,003	10,015	9,910	10,910	9,538	10,379	10,339	11,314	10,211	10,337	10,513	11,200	10,463	10,488	10,645	11,385	10,381	10,452	10,522	12,349	10,899	10,934	12,646	13,548	$ 13,778	13,976	14,018	14,107	12,137	11,552	12,101	12,573	12,562	12,770	13,259
Bloomberg Municipal Taxable Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Taxable Bond Index
Accumulated Value	10,000	10,000	9,424	9,328	10,433	8,621	8,970	9,208		10,025	9,553	9,396	9,317	10,382	8,863	9,763	9,648	10,571	9,489	9,754	10,135	10,545	9,999	9,916	10,246	10,707	10,204	10,295	10,419	11,252	10,667	10,698	11,513	11,752	$ 12,608	12,113	12,242	12,297	11,193	11,249	11,549	11,969	11,920	12,095	12,053
Bloomberg Build America Bonds: US Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Build America Bonds: US Aggregate
Accumulated Value	$ 10,000	$ 10,000	$ 9,336	$ 9,223	$ 11,249	$ 8,391	$ 8,872	$ 9,112		$ 10,557	$ 9,441	$ 9,268	$ 9,135	$ 11,140	$ 8,571	$ 9,578	$ 9,379	$ 11,705	$ 9,107	$ 9,342	$ 9,759	$ 11,441	$ 9,605	$ 9,487	$ 9,831	$ 11,454	$ 9,796	$ 9,873	$ 9,974	$ 12,727	$ 10,250	$ 10,278	$ 13,125	$ 14,425		$ 14,836	$ 14,752	$ 14,915	$ 12,557	$ 11,933	$ 12,466	$ 12,883	$ 12,565	$ 12,760	$ 13,280	$ 13,824